Fair Value Measurements on a Recurring Basis (Details) - Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Liabilities:
Total Liabilities	$ 33,295,491	$ 12,142,897	$ 10,161,114
Assets:
Assets held in Trust Account – U.S. government debt securities	7,835,221
Fair Value Measurement [Member]
Liabilities:
Warrant liability	1,596,250	178,780
FPS liability	20,050,252	2,504,214	2,006,525
Total Liabilities	21,646,502	2,682,994
Assets:
Assets held in Trust Account – U.S. government debt securities		31,445,874	250,017,673
Quoted Prices in Active Markets (Level 1) [Member] | Fair Value Measurement [Member]
Liabilities:
Warrant liability
FPS liability
Total Liabilities
Assets:
Assets held in Trust Account – U.S. government debt securities		31,445,874	250,017,673
Significant Other Observable Inputs (Level 2) [Member] | Fair Value Measurement [Member]
Liabilities:
Warrant liability	1,596,250	178,780
FPS liability
Total Liabilities	1,596,250	178,780
Assets:
Assets held in Trust Account – U.S. government debt securities
Significant Other Unobservable Inputs (Level 3) [Member] | Fair Value Measurement [Member]
Liabilities:
Warrant liability
FPS liability	20,050,252	2,504,214	2,006,525
Total Liabilities	$ 20,050,252	2,504,214
Assets:
Assets held in Trust Account – U.S. government debt securities